Financial instruments by category (Details 1) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Measured At Fair Value Through Profit Or Loss [Abstract]
Financial investments	R$ 0	R$ 210,103		R$ 131,239
Loans and receivables:
Cash and cash equivalents	2,545,389	66,767	R$ 14,744	79,969	R$ 6,888	R$ 1,199
Note receivables	4,883,321	3,522,349		1,715,514
Receivables from related parties	909	124,723		300,809
Other receivables	18,834	27,956		4,495
Total	R$ 7,448,453	R$ 3,951,898		R$ 2,232,026